UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       05/31

Date of reporting period:     2/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.

February 28, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--3.8%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	5,325,650
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/26	4,000,000	4,888,280
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Corp.)	5.00	1/1/17	5,000,000	5,403,850
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	5,050,000	5,068,938
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/19	2,150,000	2,158,063
University of Alabama Board of
Trustees, General Revenue (The
University of Alabama)	5.00	7/1/24	6,025,000	7,231,024
Alaska--.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,441,765
Arizona--2.0%
Phoenix Civic Improvement
Corporation, Junior Lien
Wastewater System Revenue	5.00	7/1/28	5,000,000	5,975,950
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000	3,796,585
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	720,000	720,943
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000	5,377,860
Arkansas--.6%
University of Arkansas Board of
Trustees, Various Facility
Revenue (Fayetteville Campus)	5.00	11/1/35	2,685,000	3,103,753
University of Arkansas Board of
Trustees, Various Facility
Revenue (Fayetteville Campus)	5.00	11/1/36	1,585,000	1,826,475
California--15.7%

Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	a	1,366,942
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll Bridge
Revenue	5.00	4/1/27	1,750,000		2,058,613
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/22	3,500,000		4,279,345
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Prerefunded)	5.25	4/1/19	6,000,000	b	7,040,280
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		21,328,679
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,486,113
California,
GO (Various Purpose)	5.00	9/1/23	2,500,000		3,023,225
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,107,740
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.25	10/1/18	3,500,000	b	4,171,055
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,435,330
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,391,971
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,396,027
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/26	1,500,000		1,774,335
California State Public Works
Board, LR (Various Capital
Projects)	5.00	12/1/26	4,355,000		5,286,360
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		6,074,250
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	a	8,799,842
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	a	1,671,800
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International
Airport) (Prerefunded)	5.25	5/15/18	1,845,000	b	2,102,230
Los Angeles Harbor Department,

Revenue	5.00	8/1/19	1,425,000		1,646,018
Orange County Transportation
Authority, Senior Lien Toll
Road Revenue (91 Express Lanes)	5.00	8/15/28	2,500,000		2,923,325
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	a	4,108,221
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,826,450
San Diego Public Facilities
Financing Authority,
Subordinated Water Revenue
(Payable Solely from
Subordinated Installment
Payments Secured by Net System
Revenues of the Water Utility
Fund)	5.00	8/1/28	2,000,000		2,334,660
San Diego Public Facilities
Financing Authority, Water
Revenue	5.00	8/1/24	7,560,000		8,994,359
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,842,700
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,850,000		2,211,268
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,210,000		1,210,085
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/22	2,000,000		2,266,920
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,783,175
Colorado--3.5%
City and County of Denver,
Airport System Subordinate
Revenue	5.50	11/15/26	15,640,000		18,816,797
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,190,648
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	a	2,797,680
Connecticut--2.1%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	1/1/30	7,130,000		8,260,248
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure

Purposes)	5.00	9/1/32	5,500,000	6,444,075
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000	1,164,840
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000	1,164,840
District of Columbia--2.5%
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	1,650,000	1,783,898
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000	2,924,400
District of Columbia Water and
Sewer Authority, Public
Utility Subordinate Lien
Revenue	5.00	10/1/27	5,980,000	7,052,274
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/25	3,000,000	3,529,170
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000	4,317,834
Florida--8.8%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	2,375,000	2,533,270
Broward County,
Airport System Revenue	5.00	10/1/22	3,605,000	4,259,668
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000	5,099,240
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,441,810
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000	8,252,775
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	5,000,000	5,922,200
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000	4,130,105
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000	2,421,120
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public

Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,399,363
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000		3,460,985
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	1,375,000	c	1,517,945
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000		7,096,000
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/24	2,500,000		3,045,050
Miami-Dade County,
Seaport Revenue	5.75	10/1/28	1,500,000		1,784,745
Miami-Dade County,
Subordinate Special Obligation
Revenue	5.00	10/1/26	1,000,000		1,156,760
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,473,318
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000		5,678,900
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,857,125
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/17	2,105,000		2,320,278
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	d	900,090
Georgia--2.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000		3,663,630
Atlanta,
Water and Wastewater Revenue	5.00	11/1/31	4,000,000		4,662,640
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		5,043,680
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000		3,079,296
Hawaii--.9%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000		6,762,000
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group) (Prerefunded)	6.13	12/1/18	1,450,000	b	1,727,458
Illinois--8.7%

Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.50	1/1/26	3,300,000	3,860,142
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/18	4,250,000	4,704,028
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/23	3,530,000	4,138,501
Chicago,
Second Lien Wastewater
Transmission Revenue Project
Bonds	5.00	1/1/26	2,500,000	2,856,575
Chicago Park District,
Limited Tax GO	5.00	1/1/30	2,060,000	2,314,884
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,238,301
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,918,433
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/28	9,005,000	10,384,926
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/33	2,140,000	2,424,449
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,721,500
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.55	6/15/21	2,500,000	2,729,950
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	2,290,000	2,556,258
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.25	6/1/21	3,300,000	3,917,331
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	2,750,000	3,238,262
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	2,385,000	2,801,445
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/26	7,595,000	8,863,441
University of Illinois Board of

Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/32	3,655,000	4,151,934
Indiana--2.5%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/30	1,400,000	1,564,654
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000	3,000,025
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	4,074,735
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	8,694,301
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/28	2,440,000	2,802,730
Iowa--.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,385,120
Kentucky--1.2%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,827,813
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center,
Inc. Project)	6.25	3/1/23	2,195,000	2,664,093
Louisiana--2.6%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,294,460
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	17,500,000	18,463,900
Maryland--.6%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.38	6/1/25	1,500,000	1,652,160
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/31	1,740,000	2,002,549
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/24	1,155,000	1,380,110

Massachusetts--4.5%
Massachusetts,
Federal Highway Grant
Anticipation Notes
(Accelerated Bridge Program)	5.00	6/15/23	3,250,000	3,933,897
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	2,155,842
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,919,877
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,167,190
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,470,403
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	7,576,164
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	3,031,325
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/24	5,000,000	6,064,550
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/28	5,000,000	5,906,350
Michigan--3.0%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,873,350
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,491,021
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,342,300
Michigan Finance Authority,
HR (Beaumont Health Credit
Group)	5.00	8/1/25	3,180,000	3,777,617
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,126,270
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)

(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/23	5,000,000	5,839,750
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000	2,827,900
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,713,075
Minnesota--.8%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,390,400
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/24	1,000,000	1,227,510
Missouri--1.4%
Kansas City,
General Improvement Airport
Revenue	5.00	9/1/19	4,000,000	4,635,480
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/28	1,495,000	1,697,632
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/30	2,425,000	2,728,319
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Iatan 2
Project)	5.00	1/1/32	1,550,000	1,771,076
Nebraska--.3%
Nebraska Public Power District,
General Revenue	5.00	1/1/33	2,000,000	2,336,840
Nevada--2.2%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,841,035
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,469,305
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,550,050
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/25	2,100,000	2,492,679
New Hampshire--.6%

New Hampshire Business Finance
Authority, PCR (The United
Illuminating Company Project)
(Insured; AMBAC)	0.34	10/1/33	5,000,000	e	4,587,500
New Jersey--1.0%
Rutgers, The State University,
GO	5.00	5/1/29	6,840,000		8,009,093
New Mexico--2.0%
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000		8,628,000
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.87	8/1/19	5,000,000	e	5,023,500
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue (SPBA; Royal
Bank of Canada)	0.76	2/1/19	2,500,000	e	2,501,625
New York--6.4%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	2.84	9/1/15	3,000,000	e	3,017,190
New York City,
GO	5.00	8/1/20	2,655,000		3,131,041
New York City,
GO	5.00	3/1/25	3,300,000		4,016,001
New York City,
GO	5.00	8/1/28	5,000,000		5,797,400
New York City,
GO (Prerefunded)	5.00	4/1/15	5,000	b	5,023
New York City,
GO (Prerefunded)	5.00	4/1/15	10,000	b	10,046
New York City,
GO (Prerefunded)	5.00	8/1/16	50,000	b	53,362
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/22	4,385,000		5,085,021
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/20	3,035,000		3,417,137
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/28	4,400,000		5,291,220
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)
(Prerefunded)	5.25	7/1/17	400,000	b	434,064
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General

Purpose)	5.25	2/15/21	2,490,000		2,893,853
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/25	3,925,000		4,788,578
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/32	5,000,000		5,811,000
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Prerefunded)	5.25	2/15/19	10,000	b	11,674
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	810,000		804,241
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/19	1,500,000		1,720,515
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.46	12/3/19	5,000,000	e	5,003,150
North Carolina--.9%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000		4,686,120
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Escrowed to Maturity)	5.00	1/1/21	1,200,000		1,421,388
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,267,087
Ohio--.4%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,579,414
Pennsylvania--3.8%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000		3,850,847
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	375,000		395,096
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000		7,559,581
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000		2,233,406
Montgomery County Higher Education
and Health Authority, HR

(Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000		7,693,190
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000		4,404,880
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000		2,077,722
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	1,080,000		1,131,797
Philadelphia School District,
GO	5.00	9/1/17	1,160,000		1,277,902
South Carolina--1.1%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000		5,804,500
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/25	2,320,000		2,801,075
Texas--5.7%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000		1,827,497
Cypress-Fairbanks Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/27	5,000,000		6,038,700
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue	5.00	11/1/27	2,500,000		2,952,825
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/28	2,500,000		2,892,950
Harris County-Houston Sports
Autority, Senior Lien Revenue	5.00	11/15/29	2,325,000		2,680,423
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000		3,243,758
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000		2,925,425
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/15	2,840,000		2,923,780
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	385,000		434,091
North Texas Tollway Authority,
First Tier System Revenue
(Prerefunded)	6.00	1/1/18	2,615,000	b	2,987,481
San Antonio,
Municipal Drainage Utility
System Revenue	5.00	2/1/28	5,000,000		5,895,750

San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000	1,562,965
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000	4,175,675
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue	5.00	8/15/31	2,500,000	2,804,225
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,333,960
Virginia--.5%
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000	3,594,960
Washington--3.9%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	735,000	779,387
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000	2,784,050
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000	2,875,741
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000	1,005,072
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/20	3,025,000	3,385,822
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,025,000	5,892,918
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	2,920,350
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	5,030,000	6,169,245
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	5,237,245
West Virginia--.6%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000	1,765,206
West Virginia Water Development
Authority, Infrastructure
Excess Lottery Revenue
(Chesapeake Bay/Greenbrier
River Projects)	5.00	7/1/34	2,610,000	3,025,616
Wisconsin--.5%
Wisconsin Health and Educational
Facilities Authority, Health
Facilities Revenue (UnityPoint
Health)	5.00	12/1/28	1,890,000	2,207,123

Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	1,250,000	1,428,662
Total Investments (cost $730,377,949)			98.3%	782,355,967
Cash and Receivables (Net)			1.7%	13,860,129
Net Assets			100.0%	796,216,096

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, this security was valued at $1,517,945 or .2% of net assets.
d Non-income producing--security in default.
e Variable rate security--interest rate subject to periodic change.

At February 28, 2015, net unrealized appreciation on investments was $51,978,018 of which $54,607,450 related to appreciated investment securities and $2,629,432 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	781,455,877	900,090	782,355,967
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)